Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

17. INCOME TAXES

The provision for income taxes consisted of the following:

	Fiscal Years Ended December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Current income tax
- Current year	17,366	22,330	38,636	6,920
- Under-provision in respect of prior years	1,253	1,611	-	(312)
- CIT rebate cash grant	-	-	-	(6,000)
	18,619	23,941	38,636	608
Deferred income tax
- Reversal of temporary differences	(13,674)	(17,583)	-	(8,613)
Income tax expense	4,945	6,358	38,636	(8,005)

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

British Virgin Islands

The Company and its subsidiary, Ascendo Global Limited, are domiciled in the British Virgin Islands respectively. The locality currently enjoys permanent income tax holidays; accordingly, the Company does not accrue for income taxes.

Singapore

The subsidiaries that are incorporated in Singapore is subject to Singapore Corporate Income Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the fiscal years ended December 31, 2025, 2024 and 2023 are as follows:

	Fiscal Years Ended December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Income before income taxes	788,855	1,014,343	1,405,704	95,677
Statutory income tax rate	17%	17%	17%	17%
Income tax expense at statutory rate	134,105	172,438	238,970	16,265
Non-deductible expenses	16,485	21,197	16,301	21,668
Income not subject to tax	(872)	(1,121)	-	(13,478)
Utilization of deferred tax assets not recognized	(90,540)	(116,420)	(148,512)	(3,290)
Under-provision of income tax in prior years	1,253	1,611	-	(312)
Reversal of temporary differences	(13,674)	(17,583)	-	(8,613)
CIT rebate cash grant	-	-	-	(6,000)
Tax exemption and rebate	(44,203)	(56,838)	(84,118)	(14,173)
Deferred tax assets not recognized	-	-	-	22,277
Others	2,391	3,074	15,995	(22,349)
Income tax expense	4,945	6,358	38,636	(8,005)

The following table sets forth the significant components of the deferred tax liabilities of the Company as of December 31, 2025, 2024 and 2023:

	Fiscal Years Ended December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Accelerated tax depreciation	-	-	17,583	17,583

Uncertain tax positions

The Company applies the provisions of ASC topic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The benefit of a tax position is recognized if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold is measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations.

Additionally, in future periods, changes in facts and circumstances, and new information may require the Company to adjust the recognition and measurement of estimates about changes in individual tax position. Changes in recognition and measurement of estimates are recognized in the period in which the change occurs.

The Company is subject to income taxes in Singapore. Generally, the tax years from 2021 onwards remain open to examination by the Singapore tax authorities. There are currently no ongoing material tax examinations. The Company does not expect any material adjustments to its consolidated financial statements as a result of such examinations.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the fiscal years ended December 31, 2025, 2024 and 2023, respectively.